Common Stock (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Offsetting Assets [Line Items]
Exercise Price	$ 2.32	$ 2.84
Number of warrants outstanding	5,640,741	1,846,168
Stock Option 1 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 2.00	$ 2.00
Number of warrants outstanding	188,500	288,500
Remaining contractual term	4 months 17 days	7 months 20 days
Warrant expiry date	Apr. 19, 2023	Oct. 18, 2022
Stock Option 2 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 3.00	$ 3.00
Number of warrants outstanding	1,417,668	50,000
Remaining contractual term	1 month 13 days	7 months 20 days
Warrant expiry date	Jan. 13, 2023	Oct. 18, 2022
Stock Option 3 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 1.75	$ 3.00
Number of warrants outstanding	3,646,261	1,507,668
Remaining contractual term	4 years 8 months 8 days	10 months 13 days
Warrant expiry date	Aug. 09, 2027	Jan. 12, 2023
Stock Option 4 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 5.00
Number of warrants outstanding	350,000
Remaining contractual term	1 year 9 months 18 days
Warrant expiry date	Sep. 19, 2024
Stock Option 5 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 8.22
Number of warrants outstanding	28,312
Remaining contractual term	2 years 11 months 4 days
Warrant expiry date	Nov. 04, 2025
Stock Option 6 [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 6.70
Number of warrants outstanding	10,000
Remaining contractual term	2 years 11 months 23 days
Warrant expiry date	Nov. 21, 2025